Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following reconciles Net Assets Available for Benefits per the financial statements to Form 5500 at December 31:

	2025	2024
Net assets available for benefits per the financial statements	$1,058,556,028	$962,884,285
Less: amounts allocated to withdrawing participants	—	(654,509)
Less: deemed distributions of participant loans	(588,554)	—
Net assets available for benefits per Form 5500	$1,057,967,474	$962,229,776

The following is a reconciliation of the increase in net assets per the financial statements to Form 5500 at December 31:

2025
Net increase in net assets per the financial statements	$95,671,743
Add: 2024 amounts allocated to withdrawing participants	654,509
Less: change in deemed distributions of participant loans	(588,554)
Net income per Form 5500	$95,737,698